Pay vs Performance Disclosure		1 Months Ended	11 Months Ended	12 Months Ended
		Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, we are providing the following information regarding the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance of the Company for the fiscal years listed below. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our NEOs during the applicable fiscal year and it is reported solely pursuant to the new SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized, including in respect of PSUs, RSUs and options. Performance conditions for many of these equity awards have either not yet been satisfied or applicable performance information is not yet available. To this end, information in the table may not reflect whether compensation actually realized is aligned with performance. The MP&D Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

For additional information about our performance-based pay philosophy and how we align executive compensation with CVS Health’s performance, refer to the CD&A beginning on page 48.

					Average Summary Compensation Table Total for	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:(5)
Year	Summary Compensation Table Total for PEO 1(1)(2) ($)	Summary Compensation Table Total for PEO 2(1)(2) ($)	Compensation Actually Paid to PEO 1(1)(3)(4) ($)	Compensation Actually Paid to PEO 2(1)(3)(4) ($)	Non-PEO Named Executive Officers(1)(2) ($)	to Non-PEO Named Executive Officers(1)(3)(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Adjusted Earnings Per Share(6) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	21,615,034	—	7,497,241	—	9,284,957	7,685,990	118.83	143.18	8,368,000,000	8.74
2022	21,317,055	—	23,768,152	—	12,155,385	11,816,298	135.85	140.29	4,327,000,000	9.03
2021	20,388,412	3,784,072	66,324,077	52,818,429	11,876,865	38,197,569	147.06	143.09	7,989,000,000	8.34
2020	—	23,043,822	—	8,793,328	10,175,614	9,988,123	94.95	113.45	7,192,000,000	7.50

(1)	PEO 1 refers to Karen S. Lynch, our current PEO, who became our PEO on February 1, 2021. PEO 2 refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020
Thomas F. Cowhey	Shawn M. Guertin	Shawn M. Guertin	Karen S. Lynch
Samrat S. Khichi	Alan M. Lotvin	Troyen A. Brennan	Eva C. Boratto
Tilak Mandadi	Tilak Mandadi	Alan M. Lotvin	Alan M. Lotvin
Prem S. Shaw	Prem S. Shah	Jonathan C. Roberts	Jonathan C. Roberts
Shawn M. Guertin		Eva C. Boratto

(2)	The amounts reported in columns (b) are the amounts of total compensation reported for the PEOs for each corresponding year in the “Total” column of the SCT. The amounts reported in column (d) represent the average of the amounts of total compensation reported for our non-PEO NEOs, as a group, for each corresponding year in the “Total” column of the SCT.
(3)	The amounts shown for CAP in columns (c) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the “Total” column of the SCT for the applicable year with certain adjustments as required by Item 402(v) of Regulation S-K, which are set forth below.
(4)	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the SCT. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the change in pension value reported in the SCT. Because the Aetna Pension Plan is frozen, there is no adjustment for the service cost for services rendered during the listed year.

PEO 1 SCT Total to CAP Reconciliation

Year	SCT Total for PEO 1 ($)	Exclusion of Stock Awards and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1(a) ($)	CAP to PEO 1 ($)
2023	21,615,034	(16,499,963)	2,382,170	7,497,241

(a)	The amounts for PEO 1 set forth in this column were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Year over Year Change in Fair Value of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO 1 ($)	Total Inclusion of Equity Values for PEO 1 ($)
2023	18,512,390	(8,827,586)	—	(7,302,634)	—	—	2,382,170

Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Average SCT Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	9,284,957	(419)	(6,749,944)	5,151,396	7,685,990

(a)	The amounts for our non-PEO NEOs set forth in this column were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	7,431,306	(1,684,697)	—	(595,213)	—	—	5,151,396

(5)	The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Sector Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Healthcare Sector Group Index, respectively. Historical stock performance is not necessarily indicative of future performance.
(6)	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure.

Company Selected Measure Name				Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]

(1)	PEO 1 refers to Karen S. Lynch, our current PEO, who became our PEO on February 1, 2021. PEO 2 refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020
Thomas F. Cowhey	Shawn M. Guertin	Shawn M. Guertin	Karen S. Lynch
Samrat S. Khichi	Alan M. Lotvin	Troyen A. Brennan	Eva C. Boratto
Tilak Mandadi	Tilak Mandadi	Alan M. Lotvin	Alan M. Lotvin
Prem S. Shaw	Prem S. Shah	Jonathan C. Roberts	Jonathan C. Roberts
Shawn M. Guertin		Eva C. Boratto

Peer Group Issuers, Footnote [Text Block]				The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Sector Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote [Text Block]
PEO 1 SCT Total to CAP Reconciliation

Year	SCT Total for PEO 1 ($)	Exclusion of Stock Awards and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1(a) ($)	CAP to PEO 1 ($)
2023	21,615,034	(16,499,963)	2,382,170	7,497,241

(a)	The amounts for PEO 1 set forth in this column were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Year over Year Change in Fair Value of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO 1 ($)	Total Inclusion of Equity Values for PEO 1 ($)
2023	18,512,390	(8,827,586)	—	(7,302,634)	—	—	2,382,170

Non-PEO NEO Average Total Compensation Amount	[1],[2]			$ 9,284,957	$ 12,155,385	$ 11,876,865	$ 10,175,614
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3],[4]			$ 7,685,990	11,816,298	38,197,569	9,988,123
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO NEO SCT Total to CAP Reconciliation

Year	Average SCT Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	9,284,957	(419)	(6,749,944)	5,151,396	7,685,990

(a)	The amounts for our non-PEO NEOs set forth in this column were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	7,431,306	(1,684,697)	—	(595,213)	—	—	5,151,396

Compensation Actually Paid vs. Total Shareholder Return [Text Block]				1. CAP versus Company TSR and Peer Group TSR The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs, Company TSR and Peer Group TSR for the applicable reporting year.
Compensation Actually Paid vs. Net Income [Text Block]				2. CAP versus Net Income The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and the Company’s GAAP Net Income for the applicable reporting year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]				3. CAP versus Adjusted EPS* The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs and Adjusted EPS for the applicable reporting year.
Total Shareholder Return Vs Peer Group [Text Block]				1. CAP versus Company TSR and Peer Group TSR The graph below reflects the relationship between the CAP to the PEOs and Non-PEO NEOs, Company TSR and Peer Group TSR for the applicable reporting year.
Tabular List [Table Text Block]

Most Important Measures to Determine FY2023 CAP

The Company’s executive compensation program supports our long-term strategy by tying the vast majority of pay for executives to performance-based compensation.

The three items listed below represent an unranked list of the most important performance metrics used by the Company for linking executive compensation actually paid to the NEOs for 2023 and Company performance, as further described in our CD&A within the sections titled “Elements of Our Executive Compensation Program,” “Long-Term Incentive Compensation” and “2023 Business and Performance Results.”

1.	Adjusted Earnings Per Share*
2.	Adjusted Operating Income*
3.	TSR

*	Adjusted EPS and Adjusted Operating Income are non-GAAP financial measures. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measures.

Total Shareholder Return Amount	[5]			$ 118.83	135.85	147.06	94.95
Peer Group Total Shareholder Return Amount	[5]			143.18	140.29	143.09	113.45
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 8,368,000,000	$ 4,327,000,000	$ 7,989,000,000	$ 7,192,000,000
Company Selected Measure Amount | $ / shares	[6]			8.74	9.03	8.34	7.50
PEO Name		Larry J. Merlo	Karen S. Lynch	Karen S. Lynch	Karen S. Lynch		Larry J. Merlo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[7]			Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]				While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[7]			Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[7]			TSR
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (419)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(6,749,944)
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			5,151,396
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				7,431,306
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,684,697)
Non-PEO NEO [Member] | Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(595,213)
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,151,396
Karen S. Lynch (PEO 1)
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		$ 20,388,412	21,615,034	$ 21,317,055
PEO Actually Paid Compensation Amount	[1],[3],[4]		$ 66,324,077	7,497,241	$ 23,768,152
Karen S. Lynch (PEO 1) | PEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(16,499,963)
Karen S. Lynch (PEO 1) | PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			2,382,170
Karen S. Lynch (PEO 1) | PEO [Member] | Year-End Fair Value of Equity Award Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				18,512,390
Karen S. Lynch (PEO 1) | PEO [Member] | Year over Year Change in Fair Value of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(8,827,586)
Karen S. Lynch (PEO 1) | PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karen S. Lynch (PEO 1) | PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,302,634)
Karen S. Lynch (PEO 1) | PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karen S. Lynch (PEO 1) | PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Karen S. Lynch (PEO 1) | PEO [Member] | Total Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 2,382,170
Larry J. Merlo (PEO 2)
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	$ 3,784,072					$ 23,043,822
PEO Actually Paid Compensation Amount	[1],[3],[4]	$ 52,818,429					$ 8,793,328

[1]	PEO 1 refers to Karen S. Lynch, our current PEO, who became our PEO on February 1, 2021. PEO 2 refers to Larry J. Merlo who was our PEO during the period from January 1, 2020 to January 31, 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	The amounts reported in columns (b) are the amounts of total compensation reported for the PEOs for each corresponding year in the “Total” column of the SCT. The amounts reported in column (d) represent the average of the amounts of total compensation reported for our non-PEO NEOs, as a group, for each corresponding year in the “Total” column of the SCT.
[3]	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards” and “Option Awards” columns set forth in the SCT. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the change in pension value reported in the SCT. Because the Aetna Pension Plan is frozen, there is no adjustment for the service cost for services rendered during the listed year.
[4]	The amounts shown for CAP in columns (c) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the “Total” column of the SCT for the applicable year with certain adjustments as required by Item 402(v) of Regulation S-K, which are set forth below.
[5]	The Peer Group TSR set forth in this column utilizes the S&P 500 Healthcare Sector Group Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Healthcare Sector Group Index, respectively. Historical stock performance is not necessarily indicative of future performance.
[6]	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measure.
[7]	Adjusted EPS and Adjusted Operating Income are non-GAAP financial measures. See Annex A to this proxy statement for an explanation and a reconciliation to the most comparable GAAP financial measures.
[8]	The amounts for our non-PEO NEOs set forth in this column were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows:
[9]	The amounts for PEO 1 set forth in this column were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K, as follows: